Summary of Significant Accounting Policies (Details)			3 Months Ended			4 Months Ended	9 Months Ended				12 Months Ended
	Nov. 30, 2023 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares		Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2024 MYR (RM) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2023 MYR (RM) shares	Jun. 30, 2022 USD ($) shares	Jul. 31, 2021 $ / shares
Accounting Policies [Line Items]
Recurring loss from operations							$ 4,400,000
Accumulated deficit			$ 36,500,000				36,500,000
Net operating cash outflow			$ 4,200,000				$ 4,200,000
Offering shares (in Shares) | shares		109,833
Common stock, par or stated value per share (in Dollars per share) | $ / shares	$ 0.00001		$ 0.0007	[1]		$ 0.0007 [1]	$ 0.0007	[1]			$ 0.0007	[1]
Shares issued, price per share (in Dollars per share) | $ / shares															$ 0.001
Aggregate net proceeds		$ 8,200,000								$ 8,235,109	$ 8,235,110
Net proceed from the third party net of debt discount	$ 3,500,000
Public offering price (in Dollars per share) | $ / shares	$ 0.1
Pre-funded warrants (in Shares) | shares	14,000,000
Right to purchase (in Dollars per share) | $ / shares	$ 0.01
Price per prefunded warrant (in Dollars per share) | $ / shares	$ 0.0999
Allowance for doubtful account			$ 152,831			$ 214	152,831				214			227
Additional allowance doubtful account			101,860		$ 0		153,985			0	601			0
Inventory write-down							484							8,805
Impairment of long-lived assets
Average inventory maintained on daily basis			274,198			403,994	274,198				403,994
Revenue from selling expenses			48,576		458,219						1,800,000			2,800,000
Product revenues							381,701			1,506,795
Advertising expenses					865,707		2,834,157				3,494,347			4,224,710
Research and development expense			181,502		105,961		402,130			403,191	549,065			266,716
Total expenses			54,921		82,330		$ 192,152			190,176	$ 208,190			139,593
Tax rate							50.00%		50.00%		50.00%		50.00%
Loss from operations			(1,370,554)		(2,882,422)		$ (4,378,577)			(7,540,385)	$ (10,236,866)			(10,176,798)
Accumulated deficit			(36,487,992)			(31,443,451)	(36,487,992)				(31,443,451)			(19,715,740)
Net operating cash outflow							(4,160,429)			(7,028,342)	(9,560,285)			(8,663,901)
Provision for Other Credit Losses											0			24,953
Allowance for credit loss, receivable, other, current
Prepaid expense
Number of average days to maintain an inventory											2 years 1 month 6 days		2 years 1 month 6 days
Percentage of fair value of underlying asset						90.00%					90.00%
Inventories [Member]
Accounting Policies [Line Items]
Inventory write-down			$ 0		$ 484		$ 0			$ 484	$ 0			$ 8,805
Employees Provident Fund [Member]
Accounting Policies [Line Items]
Shares of common stock (in Shares) | shares	371,628
Employee’s monthly salary percent							12.00%		12.00%		12.00%		12.00%
Social Security Organization [Member]
Accounting Policies [Line Items]
Employee’s monthly salary percent							1.75%		1.75%		1.75%		1.75%
Defined contribution plan, maximum annual contributions per employee, amount (in Ringgits) | RM									RM 4,000				RM 4,000
Employment Insurance System [Member]
Accounting Policies [Line Items]
Employee’s monthly salary percent							0.20%		0.20%		0.20%		0.20%
Defined contribution plan, maximum annual contributions per employee, amount (in Ringgits) | RM									RM 4,000				RM 4,000
Convertible Notes Payable [Member]
Accounting Policies [Line Items]
Promissory note face amount						$ 5,500,000					$ 5,500,000
Net proceed from the third party net of debt discount						$ 5,060,000	$ 5,060,000
Interest expense, percentage			4.00%				4.00%
Interest expense, percentage						4.00%					4.00%
Promissory note face amount											12 months		12 months
Minimum [Member]
Accounting Policies [Line Items]
Internal use software with useful lives contractual term			1 year				1 year
Maximum [Member]
Accounting Policies [Line Items]
Internal use software with useful lives contractual term			5 years				5 years
Contingent shares [Member]
Accounting Policies [Line Items]
Antidilutive securities amount (in Shares) | shares							100,000		100,000	100,000	1,383,356		1,383,356	3,282,887
Advertising [Member]
Accounting Policies [Line Items]
Advertising expenses			$ 231,915				$ 1,148,729
Initial Underwritten Public Offering [Member]
Accounting Policies [Line Items]
Offering shares (in Shares) | shares		32,857
Common stock, par or stated value per share (in Dollars per share) | $ / shares	$ 0.1
Shares issued, price per share (in Dollars per share) | $ / shares		$ 280
Shares of common stock (in Shares) | shares	26,014,000
Initial Underwritten Public Offering [Member] | Common Stock [Member]
Accounting Policies [Line Items]
Offering shares (in Shares) | shares		2,300,000
Common stock, par or stated value per share (in Dollars per share) | $ / shares		$ 0.00001
Shares issued, price per share (in Dollars per share) | $ / shares		$ 4
Aggregate net proceeds		$ 8,200,000

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024